FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

8. FAIR VALUE MEASUREMENT

        As of December 31, 2012 and 2013, information about inputs into the fair value measurements of the Company's assets or liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
As of December 31, 2013	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange forward contracts	7,323,422	—	7,323,422	—

Liabilities:
Foreign exchange forward contracts	597,089	—	597,089	—

	Fair Value Measurements at Reporting Date Using
As of December 31, 2012	Total Fair Value and Carrying Value on the Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	$	$	$	$
Assets:
Foreign exchange option contracts	100,837	—	100,837	—
Foreign exchange forward contracts	1,249,820	—	1,249,820	—

Total Assets	1,350,657	—	1,350,657	—

Liabilities:
Foreign exchange forward contracts	365,226	—	365,226	—

        The Company's foreign currency derivative instruments relate to foreign exchange option or forward contracts involving major currencies such as Euro, Renminbi, Canadian dollar and Japanese yen. Since its derivative instruments are not traded on an exchange, the Company values them using valuation models. Interest rate yield curves and foreign exchange rates are the significant inputs into these valuation models. These inputs are observable in active markets over the terms of the instruments the Company holds, and accordingly, the fair value measurements are classified as Level 2 in the hierarchy. The Company considers the effect of its own credit standing and that of its counterparties in valuations of its derivative financial instruments.

        The Company measures certain long-lived assets or long-term investments at fair value on a non-recurring basis in periods after initial measurement in circumstances when the fair value of such assets is below its recorded cost and impairment is required.

        In accordance with ASC 360, the Company's mono-crystalline ingot furnaces with a carrying value of $5.8 million was written down to its fair value $2.2 million, resulting an impairment charge of $3.6 million included in general and administrative expenses in the consolidated statements of operations for the year ended December 31, 2013. The fair value of the investment was measured based on prices offered by unrelated third-party willing buyers and classified as level 3 fair value measurements as the offering prices are not observable.

        In accordance with the provision of ASC 323, investment in Nernst New Energy (Suzhou) Co., Ltd. was fully impaired, with the resulting impairment charge of $1.1 million recognized as investment loss in the consolidated statements of operations for the year ended December 31, 2012. The fair value measurement was estimated using a discounted cash flow approach involving significant inputs including forecasted cash flows and discount rate and is classified as Level 3.

        The Company also holds financial instruments that are not recorded at fair value in the consolidated balance sheets, but whose fair value is required to be disclosed under U.S. GAAP.

        The carrying value of cash and cash equivalents, trade receivables, billed and unbilled, amount due from a related party, accounts and short-term notes payable, due to related parties, and short-term borrowings approximate their fair value due to the short-term maturity of these instruments. Long-term bank borrowings of $214,562,973 and $151,391,572 as of December 31, 2012 and 2013 respectively, which approximate their fair value since these borrowings contain variable interest rates. The fair value of long-term borrowings was measured based on discounted cash flow approach, which is classified as level 2 as the key input can be corroborated with market data.

        Depending on the terms of the specific derivative instruments and market conditions, some of the Company's derivative instruments may be assets and others liabilities at any particular point in time.

        The Company's primary objective for holding derivative financial instruments is to manage currency risk. The recognition of gains or losses resulting from changes in fair value of those derivative instruments is based on the use of each derivative instrument and whether it qualifies for hedge accounting.

        The Company entered into certain foreign currency derivative contracts to protect against volatility of future cash flows caused by the changes in foreign exchange rates. The foreign currency derivative contracts do not qualify for hedge accounting and, as a result, the changes in fair value of the foreign currency derivative contracts are recognized in the consolidated statements of operations. The Company recorded a gain (loss) on foreign currency derivative contracts of $(5,750,981), $(4,369,173) and $10,764,226 for the years ended December 31, 2011, 2012 and 2013, respectively.

        The effect of fair value of derivative instruments on the consolidated balance sheets as of December 31, 2012 and 2013 and the effect of derivative instruments on consolidated statements of operations for the years ended December 31, 2012 and 2013 are as follows:

	Fair Value of Derivatives Asset
	At December 31, 2012		At December 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange option contracts	Foreign currency derivative assets	100,837	Foreign currency derivative assets	—
Foreign exchange forward contracts	Foreign currency derivative assets	1,249,820	Foreign currency derivative assets	7,323,422

Total derivatives		1,350,657		7,323,422

Fair Value of Derivatives Liability
	At December 31, 2012		At December 31, 2013
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
		$		$
Foreign exchange forward contracts	Foreign currency derivative liabilities	365,226	Foreign currency derivative liabilities	597,089

		Amount of Gain (Loss) Recognized in Income on Derivatives
		Years Ended December 31
	Location of Gain (Loss) Recognized in Income on Derivatives
		2011	2012	2013
		$	$	$
Foreign exchange option contracts	Gain(Loss) on change in foreign currency derivatives	(6,933,353)	428,340	304,582
Foreign exchange forward contracts	Gain(Loss) on change in foreign currency derivatives	1,182,372	(4,797,513)	10,459,644

Total		(5,750,981)	(4,369,173)	10,764,226